Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

12. SUBSEQUENT EVENTS

The Company has evaluated subsequent events through November 14, 2024, which is the date the consolidated condensed financial statements were issued.

On October 1, 2024, the Company issued 206,551 shares of common stock upon the exercise of 206,551 September 2024 Pre-Funded Warrants, for aggregate cash proceeds to the Company of $207.

On October 31, 2024, the Company issued an additional 229,000 shares of common stock upon the exercise of 229,000 September 2024 Pre-Funded Warrants, for aggregate cash proceeds to the Company of $229.

On November 6, 2024, the Company conducted a Special Meeting of Stockholders (the “Meeting”). The Company’s stockholders of record at the close of business on September 20, 2024, the record date for the determination of stockholders entitled to vote at the Meeting, approved the proposals to (1) approve the exercise of the Series A Warrants, the Series B Warrants, and the September 2024 Agent Warrants (each as defined in Note 6) to purchase up to an aggregate of 6,014,493 shares of the Company’s common stock under applicable rules and regulations of the Nasdaq Stock Market LLC, (2) approve an amendment to the 2022 Plan to increase the number of shares of common stock available for issuance by 500,000 shares, and (3) approve an amendment to the Company’s Certificate of Incorporation, to effect a reverse stock split of our common stock at a reverse stock split ratio ranging from 1:3 to 1:5 inclusive, as may be determined at the appropriate time by the Board of Directors in its sole discretion.

On November 12, 2024, the Board of Directors approved a one-off cash payment of $20,000 to each of the non-executive Directors in lieu of forfeiting the grant of restricted stock units that would have otherwise been granted for the second half of 2024.

There have been no other events or transactions during this time which would have a material effect on these consolidated condensed financial statements.

13. SUBSEQUENT EVENTS

The Company has evaluated subsequent events through April 1, 2024, which is the date the financial statements were issued.

On January 10, 2024, the Company received a letter from the Listing Qualifications Staff of Nasdaq informing the Company that for the 10 consecutive business day period between December 26, 2023 through January 9, 2024, the closing bid price of the Company’s common stock has been at $1.00 per share or greater. Accordingly, the Company regained compliance with Listing Rule 5550(a)(2) and the common stock and warrants of the Company were no longer subject to delisting.

On January 22, 2024, the Company announced that following a Type C meeting with the U.S. Food and Drug Administration on January 17, 2024, the Company is planning to conduct a pivotal clinical study in support of a future indication for tafenoquine for treatment of hospitalized babesiosis patients, the patient enrollment of which is scheduled to begin in the summer of 2024.

On January 29, 2024, the Company, entered into an Underwriting Agreement with WallachBeth Capital LLC (the “Underwriting Agreement”), relating to the Company’s public offering (the “January 2024 Offering”) of 5,260,901 units (the “Units”) at an offering price of $0.385 per Unit and 999,076 pre-funded units (the “Pre-Funded Units”) at an offering price of $0.375 per Pre-Funded Unit. Each Unit consisted of one share of common stock and one warrant exercisable for one share of common stock (the “Warrant”). Each Warrant has an exercise price of $0.4235 per share (110% of the offering price per Unit), is exercisable immediately upon issuance and expires five years from the date of issuance. Each Pre-Funded Unit consists of one pre-funded warrant exercisable for one share of common stock (the “Pre-Funded Warrant”) and one warrant identical to the Warrants included in the Units. The purchase price of each Pre-Funded Unit was equal to the price per Unit sold to the public in the offering, minus $0.01, and the exercise price of each Pre-Funded Warrant is $0.01 per share. The Pre-Funded Warrants are immediately exercisable and may be exercised at any time until all of the Pre-Funded Warrants are exercised in full.

The Company granted WallachBeth Capital LLC an option, exercisable within 45 days after the closing of the offering, to purchase up to 789,136 shares of the Company’s common stock at a price of $0.385 per share and/or 938,997 Warrants at a price of $0.01 per Warrant and/or 149,862 Pre-Funded Warrants at a price of $0.375 per Pre-Funded Warrant, or any combination of additional shares of common stock, Warrants and/or Pre-Funded Warrants, representing, in the aggregate, up to 15% of the number of Units sold in the offering, 15% of the Warrants underlying the Units and Pre-Funded Units sold in the offering and 15% of the Pre-Funded Warrants underlying the Pre-Funded Units sold in the offering, in all cases less the underwriting discount to cover over-allotments, if any. On January 31, 2024, WallachBeth Capital LLC partially exercised its over-allotment option with respect to 818,177 Warrants.

The Company also issued to WallachBeth Capital LLC warrants (the “January 2024 Representative Warrants”) to purchase 375,599 shares of the Company’s common stock, which is equal to 6% of the common stock sold that were part of the Units and the pre-funded warrants sold that were part of the Pre-Funded Units in the Offering, at an exercise price of $0.4235 per share (110% of the offering price per Unit). The January 2024 Representative Warrants may be exercised beginning on January 31, 2024 until January 31, 2029.

The Units and Pre-Funded Units were offered and sold pursuant to the Company’s Registration Statement on Form S-1 (File No. 333-276641), originally filed with the SEC on January 22, 2024 (the “January 2024 Registration Statement”) and the final prospectus filed with the SEC pursuant to Rule 424(b)(4) of the Securities Act of 1933, as amended. The January 2024 Registration Statement was declared effective by the SEC on January 29, 2024. The closing of the January 2024 Offering occurred on January 31, 2024. The net proceeds to the Company from the Offering were approximately $1.9 million, after deducting underwriting discounts and commissions and the payment of other offering expenses payable by the Company. The Company intends to use the net proceeds from the January 2024 Offering for increasing capitalization and financial flexibility and relaunching its malaria prevention project in the U.S. later in 2024.

On February 1, 2024, the Company received proceeds of $4,995 upon the exercise of 499,538 Pre-Funded Warrants and issued 499,538 shares of common stock to the investors.

On February 13, 2024, the Company, through its majority-owned subsidiary, 60P Australia Pty Ltd, signed a research and development agreement with Monash University to evaluate the efficacy of parenteral tafenoquine on Candida spp, including Candida auris in an animal model. The Company advanced Monash approximately $65,173 in March 2024 and will pay approximately $65,000 upon completion, which is expected to be by Q4 2024.

On February 14, 2024, WallachBeth Capital LLC partially exercised its over-allotment option described above with respect to 50 shares of common stock at a purchase price of $0.3750 and 50 Warrants at a purchase price of $0.01.

On February 27, 2024, the Company received a letter from The Nasdaq Capital Market stating that for the 31 consecutive business days ending on February 27, 2024, the Company’s common stock had not maintained the minimum closing bid price of $1.00 per share required for continued listing on The Nasdaq Capital Market. The Company was provided an initial period of 180 calendar days, or until August 26, 2024, to regain compliance. If the Company cannot regain compliance during the compliance period or any subsequently granted compliance period, the common stock and warrants of the Company may be subject to delisting.

There have been no other events or transactions during this time which would have a material effect on these consolidated financial statements.